SIGNIFICANT RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Borrowings				¥ 10,066,000		¥ 36,348,000
Prepayments under current assets				13,269,000		20,264,000
Wong Kung Tok [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities	¥ 35,057,000	¥ 35,057,000
Sound Treasure Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 167,000	1,160,000	$ 167,000	1,160,000
Alex Ng [Member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 20,000	131,000	$ 20,000	131,000
Anhui Zhongiun [Member]
IfrsStatementLineItems [Line Items]
Consultancy fees	2,847,000	8,840,000
Revenue from rendering of services, related party transactions	2,486,000	1,378,000
Value added tax receivables				149,000		82,000
Expensed during the year		5,993,000
Prepayments under current assets				2,847,000		2,847,000
Performance obligations received	2,635,000
Amounts receivable, related party transactions						¥ 1,460,000
Anhui Zhongiun Enterprise Management [Member]
IfrsStatementLineItems [Line Items]
Revenue from rendering of services, related party transactions	2,635,000
Performance obligations received	2,635,000
Revenue from rendering of services, related party transactions	¥ 2,486,000
Value added tax receivables				¥ 149,000
Lianjie
IfrsStatementLineItems [Line Items]
Related Party Transaction Amount Incurred In Cost Of Revenue		36,929,000
Related Party Transaction Amount Paid For Cost Of Revenue Incurred		34,364,000
Trade accounts payable related party transaction